Common Stock Split (Detail) - ¥ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Weighted average number of shares outstanding (excluding treasury stock)	1,093,680,009	1,149,758,214	1,211,880,769
Net income per share attributable to NTT	¥ 473.69	¥ 509.21	¥ 430.68
Cash dividends to be paid to shareholders of record date	¥ 180.00	¥ 170.00	¥ 160.00
After Stock Split
Class of Stock [Line Items]
Weighted average number of shares outstanding (excluding treasury stock)	2,187,360,018	2,299,516,428	2,423,761,538
Net income per share attributable to NTT	¥ 236.85	¥ 254.61	¥ 215.34
Cash dividends to be paid to shareholders of record date	¥ 90.00	¥ 85.00	¥ 80.00
Number of shares outstanding (excluding treasury stock)	2,117,199,258	2,220,092,856
Shareholders' Equity per Share	¥ 4,100.63	¥ 3,833.78